BUSINESS ACQUISITION	12 Months Ended
Jun. 30, 2023
Business Acquisition
BUSINESS ACQUISITION

17. BUSINESS ACQUISITION

On 14 July 2022, the Company completed the acquisition of AffinityDNA’s direct-to-consumer eCommerce business and distribution rights. The purchase consideration has two parts, A$486,188 (£277,500) on the acquisition date (which has been paid) and a further A$486,188 (£277,500) as contingent consideration. The second payment is payable on the achievement of certain financial targets and remained unpaid at June 30, 2023. The second payment was payable on the achievement of a gross profit target for the 12-month period from the acquisition date. This target was not achieved and therefore no further payment is to be made in respect of the acquisition of AffinityDNA.

Costs incurred in respect of acquisition were A$40,625, these have been recognized through profit or loss for the period.

The acquisition of AffinityDNA provides the Group with an additional and complimentary platform to further build its existing direct-to-consumer offerings and lifestyle division. The acquisition also expands the Group’s portfolio of tests, geographic (including the UK and US markets) and demographic access. The acquisition provides the group with operational, supply chain, distribution and commercial synergies with its existing EasyDNA direct-to-consumer business that represents goodwill, which cannot be separately measured and identified.

Intangible assets arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

A$
Fair value of consideration transferred
Amount settled in cash	486,188
Total consideration	486,188
Recognized amounts of identifiable net assets
Intangible assets (1)	41,264
Deferred tax liabilities	(10,316)
Identifiable net assets	30,948
Goodwill on acquisition (Note 15)	455,240

The total fair value of the contingent consideration transferred was on the basis that the probability of achieving the earn-out payment at acquisition date was 0%.

Goodwill arises on the acquisition of a business combination. Goodwill is calculated as the excess sum of:

●	the consideration transferred;
●	any non-controlling interest; and
●	the acquisition date fair value of any previously held equity interest; over the acquisition date fair value of net identifiable assets acquired.

Goodwill is not amortized. Instead, goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Impairment losses on goodwill are taken to profit or loss and are not subsequently reversed.

(1)	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$41,264 (refer to Note 16 for further details). The useful life of these intangibles are amortized on a straight-line basis over their estimated useful lives of five years.

AffinityDNA reported revenue of A$944,058 and incurred an operating loss of A$89,618 from July 14, 2022 to the June 30, 2023. Given that the acquisition date was fairly close to the start of the year, the impact to consolidated revenue and loss for the year would be immaterial, even if the acquisition had occurred on 1 July 2022.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

17. BUSINESS ACQUISITION (cont.)

Prior year’s business acquisition

On 13 August 2021, the Company completed the acquisition of EasyDNA’s assets and business. The purchase was settled by A$3,400,625 in cash and A$1,574,136 in GTG shares. Costs incurred in respect of acquisition were A$116,682, these have been recognized through profit or loss for the period. The acquisition provides the foundation for the Company to grow its portfolio of serious disease test through direct-to-consumer market and additional platform for growth and expansion into lifestyle testing. The acquisition will provide the Group with operational and sales channel synergies that represents goodwill, which cannot be separately measured and identified.

Intangible assets arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

	Number of shares	A$
Fair value of consideration transferred
Amount settled in cash		3,400,625
Amount settled in shares	209,363,400	1,574,136
Total consideration		4,974,761
Recognized amounts of identifiable net assets
Right-of-use asset		42,289
Intangible assets (1)		720,550
Other payables		(19,193)
Lease liability		(42,289)
Employee benefit provisions		(53,111)
Deferred tax liability		(180,138)
Identifiable net assets		468,108
Goodwill on acquisition (Note 15)		4,506,653

Goodwill arises on the acquisition of a business combination. Goodwill is calculated as the excess sum of:

●	the consideration transferred;
●	any non-controlling interest; and
●	the acquisition date fair value of any previously held equity interest; over the acquisition date fair value of net identifiable assets acquired.

Goodwill is not amortized. Instead, goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Impairment losses on goodwill are taken to profit or loss and are not subsequently reversed.

(1)	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$720,550 (refer to Note 16 for further details).

EasyDNA reported revenue of A$5,989,782 and incurred an operating loss of A$165,000 from August 13, 2021 to the June 30, 2022. The revenue and operating loss as at June 30, 2023 for EasyDNA CGU are A$7,698,605 and A$2,871,259, respectively (see Note 25).

There are no contingent consideration arrangements related to the acquisition.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)